SCHEDULE OF FAIR VALUES OF WARRANTS (Details) - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Platform Operator, Crypto Asset [Line Items]
Derivative warrant liabilities, Balance
Change in fair value		58,180
Derivative warrant liabilities, Balance	$ 87,180	87,180
Warrant [Member]
Platform Operator, Crypto Asset [Line Items]
Change in fair value		(58,180)
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto Asset [Line Items]
Change in fair value		(375,000)
Fair Value, Inputs, Level 3 [Member] | Call Option [Member]
Platform Operator, Crypto Asset [Line Items]
Derivative warrant liabilities, Balance
Initial fair value at issuance	375,000
Change in fair value	(375,000)
Derivative warrant liabilities, Balance
Fair Value, Inputs, Level 3 [Member] | Warrant [Member]
Platform Operator, Crypto Asset [Line Items]
Derivative warrant liabilities, Balance
Initial fair value at issuance	29,000
Change in fair value	58,180
Derivative warrant liabilities, Balance	$ 87,180	$ 87,180